COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Contractual Obligations

As of June 30, 2021, and December 31, 2020, the Company had $79.2 million and $406.1 million in commitments related to the Arizona manufacturing plant and equipment. This represents future expected payments on open purchase orders entered as of June 30, 2021, and December 31, 2020.

The Company entered into non-cancellable purchase commitment to purchase battery cells over the next 3 years with various vendors. Battery cell costs can fluctuate from time to time based on, among other things, supply and demand, costs of raw materials, and purchase volumes. The estimated purchase commitment as of June 30, 2021 is set as follows (in thousands):

Minimum
Purchase
Years ended December 31,	Commitment
2021 (remainder of the year)	$104,370
2022	202,400
2023	202,400
Total	$509,170

In recognition of the CEO’s efforts on the contemplated merger, the board of directors approved a $2 million transaction bonus payable to the CEO, subject to: (1) the Closing of the merger, (ii) the CEO’s continued employment through the closing date and (iii) the CEO’s not giving notice of his intent to resign on or before the closing date. The transaction bonus was paid to the CEO on the first regularly scheduled payroll date after the Closing.

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. Management is not currently aware of any matters that could have a material adverse effect on the financial position, results of operations, or cash flows of the Company. However, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities. There is no material pending or threatened litigation against the Company that remains outstanding as of June 30, 2021.

Indemnification

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to customers, vendors, investors, directors, and officers with respect to certain matters, including, but not limited to, losses arising out of our breach of such agreements, services to be provided by the Company, or from intellectual property infringement claims made by third parties. These indemnification provisions may survive termination of the underlying agreement and the maximum potential amount of future payments the Company could be required to make under these indemnification provisions may not be subject to maximum loss clauses. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is indeterminable. The Company has never paid a material claim, nor has it been sued in connection with these indemnification arrangements. The Company has indemnification obligations with respect to letters of credit and surety bond primarily used as security against facility leases and utilities infrastructure in the amount of $24.6 million and $15.5 million as of June 30, 2021 and December 31, 2020, respectively, for which no liabilities are recorded on the consolidated balance sheets.

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Operating Leases and Other Contractual Obligations

The Company has various non-cancelable operating leases for its office space, laboratory, and manufacturing and retail facilities. These leases expire at various times through 2030. Certain lease agreements contain renewal options, rent abatement, and escalation clauses. The Company recognizes rent expense on a straight-line basis over the lease term, commencing when the Company takes possession of the property. Certain of the Company’s office leases entitle the Company to receive a tenant allowance from the landlord. The Company records tenant allowance as a deferred rent credit, which the Company amortizes on a straight-line basis, as a reduction of rent expense, over the term of the underlying lease. In 2020 and in 2019, the Company invoked the right for additional tenant improvements of $4.7 million and $8.6 million, respectively, allowed in the original contracts or amended agreements for the corporate headquarters in Newark, California.

As of December 31, 2020, and 2019, the Company had $406.1 million and $162.0 million in commitments related to the Arizona manufacturing plant and equipment. This represents future expected payments on open purchase orders entered as of December 31, 2020, and 2019.

In September 2017, the Company entered into an over 10-year lease on an approximately 127,000 square-foot headquarters building, and the lease will expire on September 30, 2030 after the amendment being signed. The Company has committed to pay approximately $0.3 million per month for the building, with 3% annual increases.

In September 2018, the Company amended that lease to also include an approximately 300,000 square-foot additional building within the same campus location and extend the term to 12 years, and the lease will expire on September 30, 2030. Under the lease agreement, the Company has committed to pay approximately $0.6 million per month for the additional building, with 3% annual increases on the lease.

As of December 31, 2020, and 2019, the landlord provided a tenant improvement allowance for approximately $29.0 million and $24.3 million, respectively, for leasehold improvements in connection with the cost of construction of the initial alterations within the premises.

In December 2018, the Company entered into a four-year lease for approximately 500 acres of land in Arizona, on which the Company intends to construct an Arizona plant. Under the lease agreement, the Company is committed to pay $1.8 million per year during the lease term. This rent is paid in arrears. Pursuant to the terms of the lease agreement , the Company has the exclusive option to purchase the Premises (land together with any structures or improvements presently situated thereon or to be constructed thereon) at any time prior to expiration of the lease term for the purchase price to be computed in accordance with the terms and conditions as set forth in the lease agreement.

In June 2019, the Company entered into a new lease agreement for a retail location in Beverly Hills, California. The lease commenced on September 1, 2019 and will expire on August 31, 2029. Under the lease agreement, the Company will pay base rent of $0.1 million per month. Base rent is subject to a 3% annual escalation clause during the lease term.

From January 2020 to September 2020, the Company entered into nine lease agreements for retail locations in Arizona, California, Florida, New York, and Virginia, with lease expiration dates ranging from March 2025 through December 2032. Base rent for these leases ranges from $0.1 million to $0.4 million per annum, with certain leases having 3% annual base rent escalation clauses during the lease terms.

Future minimum payments as of December 31, 2020, are approximately as follows (in thousands):

Year Ending December 31:
2021	$25,490
2022	28,837
2023	27,633
2024	28,207
2025	27,474
Thereafter	116,155
Total	$253,796

Rent expense incurred under operating leases was approximately $19.6 million and $18.3 million, for the years ended December 31, 2020 and 2019, respectively.

During the year ended 2020, the Company entered into a non-cancellable purchase commitment with a large battery cell supplier to purchase battery cells over the next three years. Battery cell costs can fluctuate from time to time based on, among other things, supply and demand, costs of raw materials, and purchase volumes. The estimated purchase commitment as of December 31, 2020 is set as follows (in thousands):

Minimum
Purchase
Commitment
Year Ending December 31:
2021	$101,200
2022	202,400
2023	202,400
Total	$506,000

Capital Lease

During the years ended December 31, 2019 and 2020, the Company acquired equipment under capital lease agreements with an initial term of 36 months.

Future minimum payments for the capital lease as of December 31, 2020, are approximately as follows (in thousands):

Year Ending December 31:
2021	$1,729
2022	1,547
2023	1,174
2024	9
Total capital lease obligations	4,459
Less amounts representing interest	(1,202)
Capital lease obligations, net of interest	$3,257

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. Management is not currently aware of any matters that could have a material adverse effect on the financial position, results of operations, or cash flows of the Company. However, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

Indemnification

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to customers, vendors, investors, directors, and officers with respect to certain matters, including, but not limited to, losses arising out of its breach of such agreements, services to be provided by the Company, or from intellectual property infringement claims made by third parties. These indemnification provisions may survive termination of the underlying agreement and the maximum potential amount of future payments the Company could be required to make under these indemnification provisions may not be subject to maximum loss clauses. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is indeterminable. The Company has never paid a material claim, nor has it been sued in connection with these indemnification arrangements. The Company has indemnification obligations with respect to surety bond primarily used as security against facility leases and utilities infrastructure in the amount of $5.0 million as of December 31, 2020, for which no liabilities are recorded on the consolidated balance sheets. No such obligation was noted at December 31, 2019.